BUSINESS COMBINATION (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 27,927,458	R$ 26,370,445	R$ 21,531,134	R$ 21,531,134
Business Property Plant And Equipment 1 [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.
Carrying amount [member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,185,975
Mining rights	2,456
Computer software	4,973
Fair Value Adjustments [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	402,289
Mining rights	135,216
Trademarks	38,370
Total Fair Value [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,588,264
Mining rights	137,672
Trademarks	38,370
Computer software	R$ 4,973
Business Mining Rights [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation
Business Trademarks [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The brands were evaluated using the Royalty Relief method, which consists of projecting the expectation of royalties and measuring the present value.
Business Softwares [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The Company's software has not been evaluated.
Carrying Amount One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,193,404
Fair Value Adjustments One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	575,875
Total Fair Value One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,769,279